FAIR VALUE MEASUREMENTS - Key assumptions (Details) - 2027 Convertible Notes	Dec. 31, 2024	Aug. 20, 2024	Dec. 31, 2023
Volatility
FAIR VALUE MEASUREMENTS
Convertible notes	0.2087	0.95	0.90
Discount rate
FAIR VALUE MEASUREMENTS
Convertible notes	0.20	0.137	0.1465
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Convertible notes		0.0389	0.0399
Probability of triggering events
FAIR VALUE MEASUREMENTS
Convertible notes		0.05	0.15